Other Gains (Losses) (Tables)	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure of Other Gains (Losses)

		Year ended June 30,
	Note	2021	2020
		$	$
Share of loss from investment in associates	8	(509)	(11,534)
Gain (loss) on deemed disposal of significant influence investment	6(a), 6(f)	(1,239)	11,955
Loss on induced conversion of debenture	16(i)	—	(172,291)
Unrealized gain (loss) on derivative investments	7(b)	12,758	(34,069)
Unrealized gain (loss) on derivative liability	16(ii), 19(c)	(19,606)	175,568
Unrealized gain (loss) on changes in contingent consideration fair value	29	(30)	2,357
Gain (loss) on debt modification	17	(396)	1,287
Loss on debt settlement	17	(2,195)	—
Gain on loss of control of subsidiary		—	500
Gain on disposal of assets held for sale and property, plant and equipment	11, 12	11,119	—
Government grant income	5	32,489	—
Provisions	26(b)(ii), (b)(iv)	(2,077)	(2,416)
Other gains		6,133	—
Total other gains (losses)		36,447	(28,643)